TAXES ON INCOME (Details) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2011
Amendment tax rate					16.00%
Israeli statutory corporate tax rate	23.00%	23.00%	23.00%	23.00%
Percentage of income from core activity	90.00%	90.00%
GILTI
Income tax credits and adjustments		$ 644
Preferred Enterprise Located In Development Area A
Effective income tax rate	12.00%	12.00%
Israeli statutory corporate tax rate	7.50%	7.50%
Preferred Enterprise Located in Other Area
Effective income tax rate	16.00%	16.00%
U S Subsidiaries
Net deferred tax		$ 1,345
Thereafter
Amendment tax rate					9.00%
Minimum | Preferred Enterprise Located In Development Area A
Effective income tax rate	7.50%	7.50%
Minimum | U S Federal
Israeli statutory corporate tax rate	21.00%	21.00%
Maximum | Preferred Enterprise Located In Development Area A
Effective income tax rate	9.00%	9.00%
Maximum | U S Federal
Israeli statutory corporate tax rate	35.00%	35.00%
Israeli Taxation
Effective income tax rate	23.00%	23.00%	23.00%	23.00%
Net income available | ₪	₪ 10
Net deferred tax		$ 4,820
Israeli Taxation | Israeli Subsidiaries
Carryforward tax losses		71,883
State and Local Jurisdiction
Carryforward tax losses		$ 22,020